Income Tax - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Taxes [Line Items]
Deferred tax liabilities	$ 1,152,000	$ 1,123,000	$ 259,000
Income tax rates	9.60%	8.90%	10.30%
Subsidiaries
Disclosure Of Income Taxes [Line Items]
Deferred tax liabilities	$ 0	$ 0
Malta
Disclosure Of Income Taxes [Line Items]
Income tax rates	5.00%	35.00%	30.00%
Tax rate effect from change in tax rate	5.00%	5.00%	35.00%	35.00%